Cover	May 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 16, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39329
Entity Registrant Name	Royalty Pharma plc
Entity Central Index Key	0001802768
Entity Tax Identification Number	98-1535773
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	110 East 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	883-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	RPRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false